Taxes	12 Months Ended
Oct. 31, 2024
Major components of tax expense (income) [abstract]
Taxes
19. Taxes
Income tax expense varies from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income or loss before income taxes. These differences result from the following:

As at October 31	2024	2023
	$	$
Accounting Loss before income taxes	(4,404)	(48,596)
Canadian Statutory tax rate	23%	23%
Expected income tax recovery based on statutory rates	(1,013)	(11,177)

Increase (decrease) in taxes resulting from:
Non-deductible items	1,208	3,423
Change in tax rates and subsidiary rate differential	(342)	(1,077)
Revaluation of tax estimates	(1,844)	(1,374)
Change in unrecognized deferred tax assets	1,413	2,916
Other items	(15)	(355)
Tax expense (recovery)	(593)	(7,644)
The following items constitute the components of the deferred tax:

For the years ended October 31	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$	$	$
Capital assets	5,873	-	2,382	67	8,322
Goodwill	397	-	367	2	766
Intangible assets	(6,243)	-	2,008	(27)	(4,262)
Right-of-use assets/liabilities	1,151	-	(292)	(7)	852
Other	1,445	-	661	-	2,106
Non-capital loss carry-forwards	26,363	-	(3,094)	-	23,269
Tax benefits not recognized	(30,253)	-	(1,084)	-	(31,337)
Total	(1,267)	-	948	35	(284)
Deferred tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.
As at October 31, 2024, the Company had approximately $90,000 of non-capital income tax losses carried forward, which will begin to expire starting in 2037. The Company also had approximately $1,000 of capital losses carried forward, which do not expire. Deferred tax assets have not been recognized in respect of those losses for which there currently is no expectation of future loss utilization as they may not be used to offset taxable profits in the near future, as they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the consolidated financial statements were able to recognize all such unrecognized deferred tax assets, the profit after tax would increase in concurrence with the income tax recoverable in the future periods.